Deposits, Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deposits [Abstract]
Noninterest-bearing deposits	$ 322,222	$ 354,413
Interest-bearing Deposits [Abstract]
NOW accounts	170,422	209,758
Savings and Money Market	255,369	311,565
Time deposits in denominations of $250 or less	301,323	115,049
Time deposits in denominations of more than $250	77,800	36,870
Total time deposits	379,123	151,919
Total interest-bearing deposits	804,914	673,242
Total deposits	$ 1,127,136	$ 1,027,655